Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Finite-Lived Intangible Assets
The following table shows intangible assets and related accumulated amortization as of December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Sublicense agreement	$11,330,000	$—
Trademark license	6,030,000	—
Non-compete agreements	270,000	—
Accumulated amortization	—	—
Intangible assets, net	$17,630,000	$—

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure
The following table shows the discount and related accumulated amortization as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Original issuance discount	$210,000	$—
Accumulated amortization	(210,000)	—
Unamortized discount, net	$—	$—

Schedule of Common Stock and Common Stock Equivalents
The following table outlines outstanding common stock shares and common stock equivalents.

	Years Ended December 31,
	2017	2016
Common Stock Shares Outstanding	5,206,174	823,278
Common Stock Equivalents Outstanding
Warrants	527,367	292,308
Stock Options	223,556	27,766
Unconverted Preferred A Shares	137,932	137,932
Total Common Stock Equivalents Outstanding	888,855	458,006